Defined Benefit Obligation and Other Long-Term Liabilities - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ (9)
Defined benefit obligation	146	$ 155
Plan assets	257	284		$ 23	$ 17
Voluntary contribution	$ 0	$ 4	$ 3
Increase in discount rates	100.00%
Pro Forma
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ 34